Columbia Seligman Premium Technology Growth Fund, Inc.
Third Quarter Report
September 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Seligman Premium Technology Growth Fund, Inc., September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.3%
Issuer	Shares	Value ($)
Communication Services 12.7%
Entertainment 1.1%
Walt Disney Co. (The)	59,500	5,723,305
Interactive Media & Services 10.5%
Alphabet, Inc., Class A(a)	122,820	20,369,697
Alphabet, Inc., Class C	63,300	10,583,127
Match Group, Inc.(b)	192,700	7,291,768
Meta Platforms, Inc., Class A	27,250	15,598,990
Pinterest, Inc., Class A(b)	94,592	3,061,943
Total		56,905,525
Media 1.1%
Comcast Corp., Class A	139,044	5,807,868
Total Communication Services		68,436,698
Consumer Discretionary 5.7%
Broadline Retail 5.7%
Amazon.com, Inc.(b)	73,700	13,732,521
eBay, Inc.	264,104	17,195,811
Total		30,928,332
Diversified Consumer Services 0.0%
Coursera, Inc.(b)	4,900	38,906
Total Consumer Discretionary		30,967,238
Financials 7.0%
Financial Services 7.0%
Block, Inc., Class A(b)	41,250	2,769,113
Fiserv, Inc.(b)	20,780	3,733,127
Global Payments, Inc.	146,469	15,001,355
Shift4 Payments, Inc., Class A(b)	41,049	3,636,941
Visa, Inc., Class A	45,525	12,517,099
Total		37,657,635
Total Financials		37,657,635
Industrials 2.6%
Electrical Equipment 1.9%
Bloom Energy Corp., Class A(b)	1,010,476	10,670,627
Ground Transportation 0.7%
Lyft, Inc., Class A(b)	286,200	3,649,050
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 0.0%
Fiverr International Ltd.(b)	2,100	54,327
Total Industrials		14,374,004
Information Technology 68.0%
Communications Equipment 4.5%
Arista Networks, Inc.(b)	15,349	5,891,253
Cisco Systems, Inc.	115,100	6,125,622
F5, Inc.(b)	37,711	8,303,962
Juniper Networks, Inc.	69,500	2,709,110
Lumentum Holdings, Inc.(b)	21,293	1,349,551
Total		24,379,498
Electronic Equipment, Instruments & Components 1.3%
Advanced Energy Industries, Inc.	66,387	6,986,568
IT Services 2.9%
Amdocs Ltd.	33,600	2,939,328
GoDaddy, Inc., Class A(a),(b)	80,451	12,613,108
Total		15,552,436
Semiconductors & Semiconductor Equipment 30.5%
Analog Devices, Inc.(a)	17,261	3,972,964
Applied Materials, Inc.	79,111	15,984,378
Broadcom, Inc.	171,136	29,520,959
Kulicke & Soffa Industries, Inc.	15,674	707,368
Lam Research Corp.(a)	28,645	23,376,612
Marvell Technology, Inc.	146,192	10,543,367
NVIDIA Corp.	240,030	29,149,243
NXP Semiconductors NV	32,700	7,848,327
ON Semiconductor Corp.(b)	108,800	7,899,968
Renesas Electronics Corp.	556,600	8,077,751
Semtech Corp.(b)	128,515	5,867,995
Synaptics, Inc.(b)	115,098	8,929,303
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	14,900	2,587,683
Teradyne, Inc.(a)	76,955	10,306,583
Total		164,772,501

Columbia Seligman Premium Technology Growth Fund, Inc.  | 2024

Portfolio of Investments  (continued)
Columbia Seligman Premium Technology Growth Fund, Inc., September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 19.4%
Adeia, Inc.	291,025	3,466,108
ANSYS, Inc.(b)	7,500	2,389,725
DocuSign, Inc.(b)	22,200	1,378,398
Dropbox, Inc., Class A(b)	443,635	11,281,638
Gen Digital, Inc.	491,481	13,481,324
Microsoft Corp.	60,125	25,871,787
Oracle Corp.	97,210	16,564,584
Palo Alto Networks, Inc.(b)	16,933	5,787,699
RingCentral, Inc., Class A(b)	161,283	5,101,381
Salesforce, Inc.	25,387	6,948,676
Synopsys, Inc.(b)	14,735	7,461,657
Tenable Holdings, Inc.(b)	111,648	4,523,977
Varonis Systems, Inc.(b)	9,600	542,400
Verint Systems, Inc.(b)	5,916	149,852
Total		104,949,206
Technology Hardware, Storage & Peripherals 9.4%
Apple, Inc.(a)	112,600	26,235,800
Hewlett Packard Enterprise Co.	186,600	3,817,836
NetApp, Inc.	87,986	10,867,151
Western Digital Corp.(b)	146,189	9,983,247
Total		50,904,034
Total Information Technology		367,544,243
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.3%
Specialized REITs 1.3%
Crown Castle, Inc.(a)	58,067	6,888,488
Total Real Estate		6,888,488
Total Common Stocks (Cost $278,114,553)		525,868,306

Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(c),(d)	15,141,858	15,140,344
Total Money Market Funds (Cost $15,137,319)		15,140,344
Total Investments in Securities (Cost: $293,251,872)		541,008,650
Other Assets & Liabilities, Net		(577,257)
Net Assets		540,431,393
At September 30, 2024, securities and/or cash totaling $61,897,886 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Analog Devices, Inc.	Morgan Stanley	USD	(2,347,734)	(102)	260.00	12/20/2024	(102,550)	(37,740)
Crown Castle, Inc.	Morgan Stanley	USD	(1,720,135)	(145)	125.00	10/18/2024	(10,205)	(11,600)
Crown Castle, Inc.	Morgan Stanley	USD	(1,150,711)	(97)	120.00	10/18/2024	(9,697)	(24,008)
GoDaddy, Inc.	Morgan Stanley	USD	(1,599,156)	(102)	160.00	11/15/2024	(58,435)	(60,690)
NASDAQ 100 Index	Morgan Stanley	USD	(264,801,108)	(132)	20,625.00	10/18/2024	(1,253,534)	(1,233,540)
Total							(1,434,421)	(1,367,578)
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2024.
Columbia Seligman Premium Technology Growth Fund, Inc.  | 2024

Portfolio of Investments  (continued)
Columbia Seligman Premium Technology Growth Fund, Inc., September 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	17,080,770	94,010,982	(95,952,225)	817	15,140,344	1,539	712,086	15,141,858
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Seligman Premium Technology Growth Fund, Inc.  | 2024

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3QT221_12_P01_(11/24)